SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment: [  ]; Amendment Number: ____________

         This Amendment (Check only one):    [  ]    is a restatement.
                                             [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Randolph Company, Inc.
Address:   4200 Malsbary Road
           Cincinnati, Ohio 45242

Form 13F File Number: ____ _________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carter F. Randolph, PhD
Title:     Chief Compliance Officer
Phone:     (513) 891-7144

Signature, Place, and Date of Signing:


/s/ Carter F. Randolph,   Cincinnati Ohio,        August 5, 2011
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                        -------------


Form 13F Information Table Entry Total:           48
                                        -------------

Form 13F Information Table Value Totals     $ 461,855
                                        ------------
                                         (thousands)

List of Other Included Managers:    N/A

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this report is filed (other than the one filing this report).

FORM 13F INFORMATION TABLE
					MARKET
	TITLE OF		Market		VALUE	SHRS or	SH/	PUT/	INVSTMT 	OTHER 	  VOTING AUTHORITY
NAME OF ISSUER	 CLASS	CUSIP	Value		(X $1,000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	Sole	Shared	None
AGENUS INC COM	COM	00847G101	7800	1000	8	10000	SH		SOLE		0	0	10000
AT&T INC COM	COM	00206R102	10459530	1000	10460	333000	SH		SOLE		0	0	333000
BARRICK GOLD CORP COM	COM	067901108	5013603	1000	5014	110700	SH		SOLE		0	0	110700
BEST BUY CO INC COM	COM	086516101	7612999	1000	7613	242375	SH		SOLE		0	0	242375
BRISTOL-MYERS SQUIBB CM	COM	110122108	11107608	1000	11108	383550	SH		SOLE		0	0	383550
CHEVRON CORP COM	COM	166764100	12195796	1000	12196	118590	SH		SOLE		0	0	118590
CHUBB CORP COM	COM	171232101	10887879	1000	10888	173900	SH		SOLE		0	0	173900
CISCO SYSTEMS INC COM	COM	17275R102	290346	1000	290	18600	SH		SOLE		0	0	18600
COMMONWEALTH REIT COM	COM	203233101	8423711	1000	8424	325995	SH		SOLE		0	0	325995
CONOCOPHILLIPS CORP COM	COM	20825C104	13565780	1000	13566	180420	SH		SOLE		0	0	180420
ELI LILLY & CO COM	COM	532457108	225180	1000	225	6000	SH		SOLE		0	0	6000
ENCANA CORPORATION COM	COM	292505104	1001445	1000	1001	32525	SH		SOLE		0	0	32525
FIRST FINANCIAL BANCORP (OH) COM	COM	320209109	3221487	1000	3221	193019	SH		SOLE		0	0	193019
FRONTIER COMMUNICATIONS CORP COM	COM	35906A108	542457	1000	542	67219	SH		SOLE		0	0	67219
GENERAL MILLS INC COM	COM	370334104	9515516	1000	9516	255656	SH		SOLE		0	0	255656
GILEAD SCIENCES INC COM	COM	375558103	2581168	1000	2581	62332	SH		SOLE		0	0	62332
HEINZ H J CO COM	COM	423074103	274925	1000	275	5160	SH		SOLE		0	0	5160
HONEYWELL INTERNATIONAL INC COM	COM	438516106	12903023	1000	12903	216530	SH		SOLE		0	0	216530
HUNTINGTON BANCSHARES INC COM	COM	446150401	2791296	1000	2791	2423	SH		SOLE		0	0	2423
INTEL CORP COM	COM	458140100	9575203	1000	9575	432094	SH		SOLE		0	0	432094
ISHARES MSCI EAFE INDEX FUND	ETF	464287465	258301	1000	258	4295	SH		SOLE		0	0	4295
ISHARES MSCI EMERGING MKTS	ETF	464287234	3926286	1000	3926	82485	SH		SOLE		0	0	82485
ITRON INC COM	COM	465741106	955013	1000	955	19830	SH		SOLE		0	0	19830
KROGER CO COM	COM	501044101	203955	1000	204	8224	SH		SOLE		0	0	8224
MARKET VECTORS VIETNAM ETF	ETF	57060U761	681705	1000	682	32680	SH		SOLE		0	0	32680
MEDTRONIC INC COM	COM	585055106	375668	1000	376	9750	SH		SOLE		0	0	9750
MERIDIAN BIOSCIENCE INC COM	COM	589584101	3110190	1000	3110	129000	SH		SOLE		0	0	129000
NOBLE CORP COM	COM	H5833N103	6827783	1000	6828	173250	SH		SOLE		0	0	173250
NORDIC AMERICAN TANKERS LTD ORD	COM	G65773106	3667962	1000	3668	161300	SH		SOLE		0	0	161300
NORFOLK SOUTHERN CORP COM	COM	655844108	12973680	1000	12974	173144	SH		SOLE		0	0	173144
ONEOK INC CM (NEW)	COM	682680103	2930796	1000	2931	39600	SH		SOLE		0	0	39600
ORACLE CORP COM	COM	68389X105	12407070	1000	12407	377000	SH		SOLE		0	0	377000
PEPSICO INC COM	COM	713448108	11142026	1000	11142	158200	SH		SOLE		0	0	158200
PNC FINL CORP COM	COM	693475105	4149691	1000	4150	69614	SH		SOLE		0	0	69614
POWERSHARES DB AGRICULTURE FUND	ETF	73936B408	5249796	1000	5250	165400	SH		SOLE		0	0	165400
POWERSHARES DB COMM IND FD ETF	ETF	73935S105	5061484	1000	5061	174775	SH		SOLE		0	0	174775
PROCTER GAMBLE CO COM	COM	742718109	210490823	1000	210491	3311166	SH		SOLE		0	0	3311166
QUALCOMM INC COM	COM	747525103	5477282	1000	5477	96448	SH		SOLE		0	0	96448
ROYAL DUTCH SHELL PLC COM CLASS A	COM	780259206	237468	1000	237	3338.507	SH		SOLE		0	0	3338.507
RPM INTERNATIONAL INC COM	COM	749685103	660674	1000	661	28700	SH		SOLE		0	0	28700
SMUCKER J M CO COM	COM	832696405	4603217	1000	4603	60220	SH		SOLE		0	0	60220
STRAYER EDUCATION INC COM	COM	863236105	3298779	1000	3299	26100	SH		SOLE		0	0	26100
SYNGENTA AG SPONSORED ADR ADR	ADR	87160A100	9738774	1000	9739	144150	SH		SOLE		0	0	144150
TD AMERITRADE HOLDING CORP COM	COM	87236Y108	1010618	1000	1011	51800	SH		SOLE		0	0	51800
TELEFLEX INC COM	COM	879369106	207604	1000	208	3400	SH		SOLE		0	0	3400
TEVA PHARMACEUTICAL INDS LTD ADR	ADR	881624209	7893614	1000	7894	163700	SH		SOLE		0	0	163700
TIME WARNER INC COM	COM	887317303	11038695	1000	11039	303511	SH		SOLE		0	0	303511
TORONTO DOMINION BK ONT COM NEW	COM	891160509	11079450	1000	11079	130500	SH		SOLE		0	0	130500